Note 4 - Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Net loss	$(978)	$(1,215)	$(1,799)	$(3,407)
Weighted average shares outstanding—basic and diluted	30,126,755	6,585,533	30,058,942	6,225,722
Basic and diluted net loss per share	$(0.03)	$(0.18)	$(0.06)	$(0.55)

	December 31,
	2015	2014
Net loss	$(4,927)	$(3,531)
Weighted average shares outstanding—basic and diluted	14,073,174	5,109,644
Basic and diluted net loss per share	$(0.35)	$(0.69)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Employee and non-employee stock options	3,163,600	5,287,736	3,163,600	5,287,736
Estimated common shares issuable upon conversion of notes payable	2,466,667	2,667,443	2,466,667	2,667,443
Common shares issuable under common stock purchase warrants	3,525,500	4,650,000	3,525,500	4,650,000

	Year Ended December 31,
	2015	2014
Employee and non-employee stock options	3,463,600	5,487,752
Common shares issuable upon conversion of notes payable	2,466,667	2,666,668
Common shares issuable under common stock purchase warrants	2,550,000	4,550,000
	8,480,267	12,704,420